ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
SUMMARY OF ACCOUNTS RECEIVABLES, NET

Accounts receivable, net consisted of the following:

	December 31,
	2023	2024
	RMB	RMB
Accounts receivable - third parties	242,944	204,502
Allowance for credit loss - third parties	(99,523)	(84,128)
Accounts receivable - third parties, net	143,421	120,374

Accounts receivable – related parties	828	663
Allowance for credit loss – related parties	(124)	(274)
Accounts receivable – related parties	704	389

SUMMARY OF MOVEMENT OF ALLOWANCE FOR DOUBTFUL ACCOUNTS INCLUDING BOTH ACCOUNT RECEIVABLES DUE FROM THIRD PARTIES AND RELATED PARTIES

The movement of the allowance for credit loss including both account receivables due from third parties and a related party is as follows:

	Year ended December 31,
Allowance for credit loss - third parties	2023	2024
	RMB	RMB
Balance at the beginning of the year	81,242	99,523
Additions charged to credit loss	18,281	(15,395)
Write-off	-	-
Balance at the end of the year	99,523	84,128

	Year ended December 31,
Allowance for credit loss –related parties	2023	2024
	RMB	RMB
Balance at the beginning of the year	5	124
Additions charged to credit loss	119	150
Balance at the end of the year	124	274

SUMMARY OF AGING ANALYSIS OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

The aging analysis table of allowance for credit loss is as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Within 1 year	(61,083)	(36,044)
Thereafter	(38,440)	(48,084)
Allowance for credit loss - third parties	(99,523)	(84,128)

Within 1 year	(124)	(274)
Allowance for credit loss - related parties	(124)	(274)